General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
15.
GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses:

	Years Ended December 31,
	2023	2022
	$	$
Salaries, benefits and directors' fees	10,310	5,200
Office and administration	4,918	2,981
Professional fees	3,541	4,127
Regulatory and filing fees	269	165
Travel	1,074	336
Investor relations	848	350
Depreciation	441	180
	21,401	13,339